UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Construction & Engineering – 0.6%
MYR Group, Inc.(a)	239,231	$5,810,921

Energy Equipment & Services – 17.2%
Baker Hughes, Inc.(b)	93,300	7,219,554
Cameron International Corp.(a)(b)	446,000	24,949,240
Core Laboratories NV(b)	84,300	9,161,724
Halliburton Co.(b)	550,600	30,134,338
National Oilwell Varco, Inc.(b)	365,500	29,448,335
Schlumberger Ltd.(b)	128,000	11,567,360
Technip SA	197,800	21,658,374
Transocean Ltd.(b)	265,200	16,325,712
Weatherford International Ltd.(a)(b)	563,000	12,340,960

		162,805,597

Metals & Mining – 2.3%
Goldcorp, Inc.(b)	88,300	4,221,623
Pan American Silver Corp.(b)	177,100	5,344,878
Silver Wheaton Corp.(b)	346,000	12,483,680

		22,050,181

Oil, Gas & Consumable Fuels – 71.9%
Alpha Natural Resources, Inc.(a)(b)	1,172,677	50,085,035
AltaGas Ltd.	470,900	13,040,990
Anadarko Petroleum Corp.(b)	386,900	31,942,464
Apache Corp.(b)	204,100	25,251,252
Arch Coal, Inc.(b)	535,300	13,703,680
Bankers Petroleum Ltd.(a)	1,163,500	7,306,505
Brigham Exploration Co.(a)(b)	652,300	20,743,140
Cabot Oil & Gas Corp.(b)	186,300	13,801,104
Cheniere Energy, Inc.(a)(b)(c)	2,196,400	22,622,920
Cimarex Energy Co.(b)	148,000	13,041,760
Consol Energy, Inc.	257,100	13,780,560
Crescent Point Energy Corp.	313,000	14,070,176
DCP Midstream Partners LP	144,800	5,954,176
El Paso Corp.(b)	732,900	15,061,095
Energy XXI (Bermuda) Ltd.(a)(b)	444,900	14,597,169
EOG Resources, Inc.(b)	294,000	29,988,000
EQT Corp.(b)	468,100	29,714,988
EXCO Resources, Inc.(b)	572,000	9,100,520
James River Coal Co.(a)(b)	722,200	13,692,912
Keyera Corp.	429,767	19,746,477
Kosmos Energy Ltd.(b)	959,600	14,576,324
Magnum Hunter Resources Corp.(a)(b)	503,000	3,611,540
MarkWest Energy Partners LP	206,200	9,559,432
Nuvista Energy Ltd.	590,800	6,331,877
Occidental Petroleum Corp.(b)	357,300	35,079,714
ONEOK Partners LP	352,800	14,994,000
Peabody Energy Corp.(b)	469,600	26,987,912
Pembina Pipeline Corp.	277,000	7,317,473
Penn Virginia Corp.	872,600	11,448,512
Petroleo Brasileiro SA - ADR	548,900	16,867,697
Petroleum Development Corp.(a)(b)	158,900	5,771,248
Plains All American Pipeline LP(b)	171,900	10,688,742
QEP Resources, Inc.	188,400	8,257,572
Range Resources Corp.(b)	368,300	23,998,428
Royal Dutch Shell Plc, Class A - ADR	227,600	16,742,256
SM Energy Co.(b)	77,000	5,801,950
Southwestern Energy Co.(a)(b)	455,000	20,274,800
Targa Resources Partners LP	135,100	4,651,493
Whiting Petroleum Corp.(a)(b)	780,600	45,743,160
Williams Partners LP	293,100	16,354,980

		682,304,033

Total Long-Term Investments (Cost – $660,599,656) – 92.0%		872,970,732

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(d)(e)	95,896,231	95,896,231
BlackRock Liquidity Series, LLC Money Market Series,
0.09%(d)(e)(f)	$3,689,700	3,689,700

Total Short-Term Securities (Cost – $99,585,931) – 10.5%		99,585,931

Total Investments Before Outstanding Options Written (Cost – $760,185,587*) – 102.5%		972,556,663

	Contracts
Options Written
Exchange-Traded Call Options Written – (1.0)%
Alpha Natural Resources, Inc.:
Strike Price USD 49, Expires 8/22/11	900	(25,650)
Strike Price USD 46, Expires 8/22/11	950	(76,950)
Strike Price USD 47, Expires 8/22/11	500	(29,250)
Anadarko Petroleum Corp.:
Strike Price USD 75, Expires 8/22/11	400	(329,000)
Strike Price USD 82.50, Expires 8/22/11	325	(93,762)
Strike Price USD 82.50, Expires 11/21/11	600	(406,500)
Apache Corp.:
Strike Price USD 125, Expires 8/22/11	700	(227,500)
Strike Price USD 120, Expires 8/22/11	600	(369,000)
Arch Coal, Inc.:
Strike Price USD 27, Expires 8/22/11	940	(50,290)
Strike Price USD 28, Expires 8/22/11	940	(27,260)
Baker Hughes, Inc., Strike Price USD 75, Expires 8/22/11	325	(126,750)
Brigham Exploration Co.:
Strike Price USD 29, Expires 8/22/11	930	(316,200)
Strike Price USD 35, Expires 10/24/11	1,350	(216,000)
Cabot Oil & Gas Corp.:
Strike Price USD 67.50, Expires 8/22/11	3	(2,250)
Strike Price USD 62.50, Expires 8/22/11	165	(202,950)
Strike Price USD 65, Expires 8/22/11	165	(163,350)
Cameron International Corp.:
Strike Price USD 52.50, Expires 11/21/11	800	(532,000)
Strike Price USD 55, Expires 11/21/11	600	(312,000)
Strike Price USD 57.50, Expires 11/21/11	150	(58,500)
Cheniere Energy, Inc., Strike Price USD 11, Expires 8/22/11	300	(16,500)
Cimarex Energy Co., Strike Price USD 95, Expires 8/22/11	500	(47,500)

JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Core Laboratories NV, Strike Price USD 117, Expires 8/31/11	165	$(9,005)
El Paso Corp.:
Strike Price USD 20, Expires 8/22/11	180	(19,260)
Strike Price USD 21, Expires 8/22/11	180	(10,170)
Strike Price USD 22, Expires 11/01/11	2,000	(157,260)
Energy XXI (Bermuda) Ltd.:
Strike Price USD 35, Expires 8/22/11	250	(19,375)
Strike Price USD 33, Expires 8/22/11	560	(88,200)
Strike Price USD 36, Expires 9/19/11	250	(30,000)
EOG Resources, Inc.:
Strike Price USD 105, Expires 8/22/11	900	(201,600)
Strike Price USD 110, Expires 8/22/11	150	(13,125)
EQT Corp., Strike Price USD 60, Expires 9/19/11	620	(331,700)
EXCO Resources, Inc.:
Strike Price USD 19, Expires 8/22/11	1,000	(5,000)
Strike Price USD 20, Expires 8/22/11	1,000	(10,000)
Goldcorp, Inc.:
Strike Price USD 48, Expires 8/22/11	65	(9,848)
Strike Price USD 57.50, Expires 9/19/11	245	(6,738)
Halliburton Co., Strike Price USD 48, Expires 8/22/11	150	(106,875)
James River Coal Co.:
Strike Price USD 22, Expires 8/22/11	1,060	(21,200)
Strike Price USD 21, Expires 8/22/11	500	(17,500)
Strike Price USD 23, Expires 8/22/11	876	(13,140)
Strike Price USD 24, Expires 9/19/11	124	(2,170)
Kosmos Energy Ltd., Strike Price USD 16, Expires 11/01/11	2,800	(190,599)
Magnum Hunter Resources Corp., Strike Price USD 7.50, Expires 11/21/11	2,460	(202,950)
National Oilwell Varco, Inc.:
Strike Price USD 80, Expires 11/21/11	100	(71,500)
Strike Price USD 82.50, Expires 11/21/11	250	(147,500)
Strike Price USD 77.50, Expires 11/21/11	250	(213,125)
Strike Price USD 85, Expires 11/21/11	200	(96,000)
Strike Price USD 75, Expires 11/21/11	600	(603,000)
Occidental Petroleum Corp.:
Strike Price USD 105, Expires 8/22/11	250	(20,375)
Strike Price USD 110, Expires 11/21/11	850	(207,825)
Pan American Silver Corp.:
Strike Price USD 32, Expires 8/22/11	100	(6,000)
Strike Price USD 35, Expires 8/22/11	150	(2,250)
Strike Price USD 36, Expires 8/22/11	100	(1,000)
Peabody Energy Corp., Strike Price USD 57.50, Expires 8/22/11	795	(162,975)
Petroleum Development Corp., Strike Price USD 40, Expires 11/21/11	300	(71,857)
Plains All American Pipeline LP, Strike Price USD 65, Expires 11/21/11	600	(45,000)
Range Resources Corp.:
Strike Price USD 55, Expires 8/22/11	800	(828,000)
Strike Price USD 62.50, Expires 9/19/11	490	(254,800)
Schlumberger Ltd.:
Strike Price USD 92.50, Expires 11/21/11	450	(245,250)
Strike Price USD 105, Expires 11/21/11	50	(7,975)
Silver Wheaton Corp.:
Strike Price USD 34, Expires 8/22/11	460	(141,450)
Strike Price USD 42, Expires 8/22/11	340	(9,860)
Strike Price USD 41, Expires 8/22/11	440	(17,820)
SM Energy Co.:
Strike Price USD 80, Expires 11/21/11	200	(104,000)
Strike Price USD 75, Expires 11/21/11	75	(55,500)
Southwestern Energy Co., Strike Price USD 45, Expires 8/22/11	500	(67,250)
Transocean Inc., Strike Price USD 77.50, Expires 11/21/11	400	(24,800)
Weatherford International Ltd.:
Strike Price USD 20, Expires 8/22/11	500	(108,750)
Strike Price USD 21, Expires 8/22/11	500	(69,750)
Strike Price USD 18, Expires 8/22/11	500	(201,250)
Strike Price USD 23, Expires 11/21/11	250	(39,375)
Strike Price USD 22, Expires 11/21/11	250	(49,875)
Whiting Petroleum Corp.:
Strike Price USD 60, Expires 8/22/11	239	(40,032)
Strike Price USD 55, Expires 8/22/11	200	(92,000)
Strike Price USD 57.50, Expires 8/22/11	361	(105,592)
Strike Price USD 62.50, Expires 8/22/11	400	(37,000)

Total Exchange-Traded Call Options Written		(9,243,613)

Over-the-Counter Call Options Written – (0.5)%
Alpha Natural Resources, Inc.:
Strike Price USD 50.87, Expires 8/08/11, Broker Morgan Stanley & Co., Inc.	50,000	(521)
Strike Price USD 50.13, Expires 11/01/11, Broker Deutsche Bank Securities Corp.	50,000	(85,074)
Bankers Petroleum Ltd., Strike Price CAD 7.50, Expires 8/22/11, Broker T.D. Securities	2,035	(6,390)
Cabot Oil & Gas Corp., Strike Price USD 74.61, Expires 11/04/11, Broker Citigroup Global Markets, Inc.	32,000	(202,858)
Cheniere Energy, Inc.:
Strike Price USD 12, Expires 8/10/11, Broker Deutsche Bank Securities Corp.	100,000	(15,043)
Strike Price USD 12.06, Expires 11/01/11, Broker Deutsche Bank Securities Corp.	100,000	(118,755)
Strike Price USD 12, Expires 11/02/11, Broker Credit Suisse First Boston	50,000	(60,700)
Strike Price USD 11.43, Expires 11/02/11, Broker Deutsche Bank Securities Corp.	75,000	(104,199)
Strike Price USD 11, Expires 11/04/11, Broker Citigroup Global Markets, Inc.	100,000	(155,275)
Strike Price USD 11.50, Expires 11/08/11, Broker Deutsche Bank Securities Corp.	210,000	(298,458)
Strike Price USD 12, Expires 11/11/11, Broker Citigroup Global Markets, Inc.	75,000	(97,272)
Consol Energy, Inc., Strike Price USD 54.39, Expires 11/04/11, Broker UBS Securities LLC	85,000	(335,264)
Core Laboratories NV, Strike Price USD 110.82, Expires 8/15/11, Broker Morgan Stanley & Co., Inc.	13,000	(20,978)

2	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Crescent Point Energy Corp., Strike Price CAD 44, Expires 9/19/11, Broker Bank of Montreal	1,095	$(85,954)
El Paso Corp., Strike Price USD 20.08, Expires 8/09/11, Broker Banc of America Securities	20,000	(15,734)
Energy XXI (Bermuda) Ltd., Strike Price USD 31.02, Expires 8/11/11, Broker Morgan Stanley & Co., Inc.	50,000	(116,878)
EQT Corp.:
Strike Price USD 55.05, Expires 8/03/11, Broker Morgan Stanley & Co., Inc.	61,500	(518,445)
Strike Price USD 50.99, Expires 8/08/11, Broker Citigroup Global Markets, Inc.	40,000	(499,480)
Halliburton Co.:
Strike Price USD 48.50, Expires 8/02/11, Broker Banc of America Securities	68,000	(423,640)
Strike Price USD 55.47, Expires 11/03/11, Broker UBS Securities LLC	110,000	(411,400)
Kosmos Energy Ltd., Strike Price USD 18.30, Expires 8/05/11, Broker Morgan Stanley & Co., Inc.	55,000	(2)
Nuvista Energy Ltd.:
Strike Price CAD 9.71, Expires 8/04/11, Broker Credit Suisse First Boston	52,500	(29,586)
Strike Price CAD 10.50, Expires 11/03/11, Broker Deutsche Bank Securities Corp.	60,000	(29,956)
Occidental Petroleum Corp., Strike Price USD 107.19, Expires 11/09/11, Broker Goldman Sachs & Co.	15,000	(44,783)
ONEOK Partners LP, Strike Price USD 41.81, Expires 8/05/11, Broker Morgan Stanley & Co., Inc.	60,000	(48,857)
Peabody Energy Corp.:
Strike Price USD 66.96, Expires 8/01/11, Broker Citigroup Global Markets, Inc.	65,000	(1)
Strike Price USD 64.11, Expires 11/01/11, Broker Credit Suisse First Boston	15,000	(30,281)
Penn Virginia Corp., Strike Price USD 15.22, Expires 8/15/11, Broker Citigroup Global Markets, Inc.	100,000	(1,835)
Petroleo Brasileiro SA - ADR:
Strike Price USD 30.69, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	40,000	(26,524)
Strike Price USD 30.50, Expires 8/15/11, Broker Morgan Stanley & Co., Inc.	50,000	(41,256)
Strike Price USD 30.90, Expires 8/30/11, Broker Citigroup Global Markets, Inc.	50,000	(45,022)
Petroleum Development Corp., Strike Price USD 42.22, Expires 11/01/11, Broker Citigroup Global Markets, Inc.	25,000	(27,441)
QEP Resources, Inc.:
Strike Price USD 43.50, Expires 8/08/11, Broker Banc of America Securities	38,000	(25,434)
Strike Price USD 41.84, Expires 8/12/11, Broker Deutsche Bank Securities Corp.	24,000	(54,082)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 71.58, Expires 9/01/11, Broker Goldman Sachs & Co.	72,000	(196,913)
Southwestern Energy Co.:
Strike Price USD 41.82, Expires 8/05/11, Broker Deutsche Bank Securities Corp.	55,000	(155,878)
Strike Price USD 42.23, Expires 8/05/11, Broker Deutsche Bank Securities Corp.	55,000	(135,991)
Technip SA, Strike Price EUR 77.64, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	69,500	(138,876)
Whiting Petroleum Corp.:
Strike Price USD 67.22, Expires 8/01/11, Broker JPMorgan Chase Securities	26,000	(1)
Strike Price USD 60.38, Expires 11/01/11, Broker UBS Securities LLC	40,000	(155,328)
Strike Price USD 63.88, Expires 11/02/11, Broker Deutsche Bank Securities Corp.	80,000	(214,867)

Total Over-the-Counter Call Options Written		(4,975,232)

Total Options Written (Premiums Received – $10,522,643) – (1.5)%		(14,218,845)

Total Investments Net of Outstanding Options Written – 101.0%		958,337,818
Liabilities in Excess of Other Assets – (1.0)%		(9,210,627)

Net Assets – 100.0%		$949,127,191

JULY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$744,413,553

Gross unrealized appreciation	$246,899,220
Gross unrealized depreciation	(18,756,110)

Net unrealized appreciation	$228,143,110

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Net Activity	Shares/ Beneficial Interest Held at July 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	95,896,231	95,896,231	$377	$28,344
BlackRock Liquidity Series, LLC Money Market Series	–	$3,689,700	$3,689,700	–	$47,887

(f)	Security purchased with the cash collateral from securities loans.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report. The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	$5,810,921	–	–	$5,810,921
Energy Equipment & Services	141,147,223	$21,658,374	–	162,805,597
Metals & Mining	22,050,181	–	–	22,050,181
Oil, Gas & Consumable Fuels	682,304,033	–	–	682,304,033
Short-Term Securities	95,896,231	3,689,700	–	99,585,931

Total	$947,208,589	$25,348,074	–	$972,556,663

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(8,897,389)	$(5,321,456)	–	$(14,218,845)

[1]	Derivative financial instruments are options which are shown at value.

4	JULY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Energy and Resources Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Energy and Resources Trust

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Energy and Resources Trust

Date: September 26, 2011